Deferred Tax Assets and Liabilities - Additional Information (Detail) - CNY (¥)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deductible temporary differences where deferred tax assets were not recognized	¥ 6,885,000,000	¥ 6,249,000,000
Tax losses where deferred tax assets were not recognized	8,713,000,000	5,504,000,000
Deferred tax assets	33,343,000,000	29,767,000,000
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	1,716,000,000	1,562,000,000
Unused tax losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	¥ 2,079,000,000	¥ 1,349,000,000